UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® 130/30
Large Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859223.104

AFLC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 132.4%
	Shares	Value
COMMON STOCKS - 130.6%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.1%
Delphi Automotive PLC	3,600	$ 109,044
TRW Automotive Holdings Corp. (a)	2,600	113,646
		222,690
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	6,200	213,652
Icahn Enterprises LP rights (a)	10,900	0
Ruth's Hospitality Group, Inc. (a)	15,900	97,308
Wyndham Worldwide Corp.	7,100	370,194
		681,154
Household Durables - 0.5%
Jarden Corp.	2,200	106,326
Internet & Catalog Retail - 0.8%
Expedia, Inc.	3,200	164,352
Media - 3.4%
Carmike Cinemas, Inc. (a)	6,400	73,600
CBS Corp. Class B	8,700	316,158
Sirius XM Radio, Inc. (a)	40,800	103,224
Valassis Communications, Inc. (a)	9,000	225,630
		718,612
Specialty Retail - 2.1%
Foot Locker, Inc.	3,100	107,167
Guess?, Inc.	3,200	83,392
TJX Companies, Inc.	4,500	206,055
West Marine, Inc. (a)	5,200	54,080
		450,694
Textiles, Apparel & Luxury Goods - 3.2%
Iconix Brand Group, Inc. (a)	6,200	115,940
PVH Corp.	4,700	441,330
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,100	110,517
		667,787
TOTAL CONSUMER DISCRETIONARY		3,011,615
CONSUMER STAPLES - 13.2%
Beverages - 5.0%
Anheuser-Busch InBev SA NV	7,100	597,340
Constellation Brands, Inc. Class A (sub. vtg.) (a)	13,900	457,866
		1,055,206
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	8,600	$ 391,730
Wal-Mart Stores, Inc.	2,700	196,020
		587,750
Food Products - 1.6%
Dean Foods Co. (a)	6,300	103,446
The J.M. Smucker Co.	1,300	110,461
Tyson Foods, Inc. Class A	7,100	111,186
		325,093
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	2,800	103,124
Personal Products - 1.8%
Elizabeth Arden, Inc. (a)	6,000	279,240
Prestige Brands Holdings, Inc. (a)	6,370	102,302
		381,542
Tobacco - 1.5%
Imperial Tobacco Group PLC	5,605	218,582
Japan Tobacco, Inc.	3,100	93,996
		312,578
TOTAL CONSUMER STAPLES		2,765,293
ENERGY - 15.6%
Energy Equipment & Services - 3.6%
Ensco PLC Class A	1,800	103,266
Helix Energy Solutions Group, Inc. (a)	13,400	236,108
National Oilwell Varco, Inc.	2,900	228,520
Oil States International, Inc. (a)	1,300	101,712
Transocean Ltd. (United States)	1,750	85,803
		755,409
Oil, Gas & Consumable Fuels - 12.0%
Chevron Corp.	5,300	594,448
Energy Partners Ltd. (a)	5,700	98,154
HollyFrontier Corp.	10,284	414,342
Marathon Petroleum Corp.	6,300	326,025
Phillips 66	5,100	214,200
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	10,800	$ 429,192
Valero Energy Corp.	14,500	453,270
		2,529,631
TOTAL ENERGY		3,285,040
FINANCIALS - 18.2%
Commercial Banks - 6.2%
CapitalSource, Inc.	57,800	400,554
Wells Fargo & Co.	26,200	891,586
		1,292,140
Consumer Finance - 3.2%
Capital One Financial Corp.	4,400	248,732
Discover Financial Services	10,900	422,157
		670,889
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	19,800	735,372
Insurance - 3.9%
Assured Guaranty Ltd.	15,000	198,000
Lincoln National Corp.	4,700	109,134
MetLife, Inc.	12,100	412,973
Montpelier Re Holdings Ltd.	4,700	101,332
		821,439
Real Estate Investment Trusts - 0.5%
Coresite Realty Corp.	3,900	106,041
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	2,300	193,867
TOTAL FINANCIALS		3,819,748
HEALTH CARE - 17.8%
Biotechnology - 6.7%
Amgen, Inc.	9,400	788,848
PDL BioPharma, Inc.	33,400	245,824
Spectrum Pharmaceuticals, Inc. (a)	17,500	209,300
Threshold Pharmaceuticals, Inc. (a)	6,400	56,384
United Therapeutics Corp. (a)	1,900	102,828
		1,403,184
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.0%
CareFusion Corp. (a)	7,900	$ 207,533
Health Care Providers & Services - 3.8%
Community Health Systems, Inc. (a)	22,100	597,584
Omnicare, Inc.	6,100	197,518
		795,102
Pharmaceuticals - 6.3%
Impax Laboratories, Inc. (a)	4,300	101,781
Jazz Pharmaceuticals PLC (a)	2,300	104,673
Mylan, Inc. (a)	8,800	207,416
Sanofi SA sponsored ADR	15,300	626,535
Warner Chilcott PLC	5,900	80,358
Watson Pharmaceuticals, Inc. (a)	2,500	203,375
		1,324,138
TOTAL HEALTH CARE		3,729,957
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.2%
Ducommun, Inc. (a)	3,600	52,848
Textron, Inc.	23,400	625,248
		678,096
Building Products - 1.1%
A.O. Smith Corp.	2,000	109,420
Owens Corning (a)	3,400	113,424
		222,844
Commercial Services & Supplies - 1.4%
Republic Services, Inc.	6,900	190,785
Unifirst Corp. Massachusetts	1,600	101,616
		292,401
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (a)	2,600	102,804
MasTec, Inc. (a)	5,700	103,968
Quanta Services, Inc. (a)	4,100	98,400
		305,172
Machinery - 2.6%
Ingersoll-Rand PLC	2,500	116,900
Manitowoc Co., Inc.	16,600	213,808
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	5,100	$ 112,557
Valmont Industries, Inc.	800	101,400
		544,665
Professional Services - 0.9%
Equifax, Inc.	2,200	100,716
Kforce, Inc. (a)	7,600	89,072
		189,788
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	8,800	111,320
TOTAL INDUSTRIALS		2,344,286
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. (a)	43,500	252,300
Computers & Peripherals - 6.5%
Apple, Inc.	700	465,668
Hewlett-Packard Co.	38,500	649,880
Lexmark International, Inc. Class A	11,000	238,810
		1,354,358
Electronic Equipment & Components - 1.4%
Benchmark Electronics, Inc. (a)	3,200	51,360
Flextronics International Ltd. (a)	36,800	247,664
		299,024
Internet Software & Services - 0.2%
Facebook, Inc.:
Class A	700	12,656
Class B (a)(d)	1,558	25,352
		38,008
IT Services - 7.8%
Acxiom Corp. (a)	12,900	220,074
Fidelity National Information Services, Inc.	5,900	185,850
Fiserv, Inc. (a)	1,400	99,834
HiSoft Technology International Ltd. ADR (a)	860	9,761
Teradata Corp. (a)	1,400	106,932
Total System Services, Inc.	8,100	187,758
Visa, Inc. Class A	4,900	628,425
WNS Holdings Ltd. sponsored ADR (a)	20,100	208,638
		1,647,272
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.2%
GT Advanced Technologies, Inc. (a)	20,300	$ 117,740
Micron Technology, Inc. (a)	16,000	99,360
NXP Semiconductors NV (a)	4,400	102,608
Samsung Electronics Co. Ltd.	369	401,289
Skyworks Solutions, Inc. (a)	1,800	54,828
Spansion, Inc. Class A	8,500	97,155
		872,980
Software - 4.8%
Microsoft Corp.	32,700	1,007,813
TOTAL INFORMATION TECHNOLOGY		5,471,755
MATERIALS - 4.7%
Chemicals - 2.4%
Ashland, Inc.	1,500	110,445
Eastman Chemical Co.	1,900	104,994
LyondellBasell Industries NV Class A	2,500	122,100
Sherwin-Williams Co.	400	57,232
Valspar Corp.	2,000	106,680
		501,451
Metals & Mining - 2.3%
Nucor Corp.	5,100	192,015
Reliance Steel & Aluminum Co.	4,000	205,720
Steel Dynamics, Inc.	7,900	96,538
		494,273
TOTAL MATERIALS		995,724
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc.	9,400	397,244
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	205,501
		602,745
Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc. (a)	10,600	103,138
Vodafone Group PLC sponsored ADR	6,900	199,548
		302,686
TOTAL TELECOMMUNICATION SERVICES		905,431
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - 5.2%
Electric Utilities - 3.1%
NextEra Energy, Inc.	1,400	$ 94,234
Pinnacle West Capital Corp.	4,000	205,480
PNM Resources, Inc.	16,600	341,462
		641,176
Independent Power Producers & Energy Traders - 1.2%
The AES Corp.	23,000	261,970
Multi-Utilities - 0.9%
PG&E Corp.	4,400	191,004
TOTAL UTILITIES		1,094,150
TOTAL COMMON STOCKS (Cost $25,859,196)		27,422,999
NONCONVERTIBLE PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Volkswagen AG	2,100	370,850
TOTAL LONG STOCK POSITIONS - 132.4% (Cost $26,229,986)		27,793,849
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.17% (b) (Cost $681,197)	681,197	681,197
TOTAL INVESTMENT PORTFOLIO - 135.6% (Cost $26,911,183)		28,475,046
TOTAL SHORT STOCK POSITIONS - (33.8)% (Proceeds $7,174,021)		(7,101,841)
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(369,011)
NET ASSETS - 100%		$ 21,004,194
SHORT STOCK POSITIONS - (33.8)%
	Shares	Value
COMMON STOCKS - (33.8)%
CONSUMER DISCRETIONARY - (5.2)%
Hotels, Restaurants & Leisure - (1.5)%
MGM Mirage, Inc.	(8,500)	$ (83,810)
Morgans Hotel Group Co.	(23,600)	(122,248)
Wynn Resorts Ltd.	(1,000)	(103,170)
		(309,228)
Internet & Catalog Retail - (0.7)%
Netflix, Inc.	(2,500)	(149,300)
Leisure Equipment & Products - (0.5)%
Callaway Golf Co.	(18,400)	(105,800)
Multiline Retail - (0.9)%
Family Dollar Stores, Inc.	(3,000)	(190,920)
Specialty Retail - (0.9)%
Tiffany & Co., Inc.	(3,200)	(198,240)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(52,200)	(147,726)
TOTAL CONSUMER DISCRETIONARY		(1,101,214)
CONSUMER STAPLES - (1.4)%
Food & Staples Retailing - (0.9)%
PriceSmart, Inc.	(2,700)	(197,478)
Personal Products - (0.5)%
Estee Lauder Companies, Inc. Class A	(1,700)	(101,915)
TOTAL CONSUMER STAPLES		(299,393)
ENERGY - (2.8)%
Oil, Gas & Consumable Fuels - (2.8)%
FX Energy, Inc.	(23,100)	(176,715)
Northern Oil & Gas, Inc.	(8,900)	(145,426)
Rex Energy Corp.	(10,800)	(133,812)
Ultra Petroleum Corp.	(6,900)	(141,864)
		(597,817)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - (7.2)%
Capital Markets - (1.9)%
LPL Financial	(7,200)	$ (206,424)
T. Rowe Price Group, Inc.	(3,000)	(184,320)
		(390,744)
Commercial Banks - (1.1)%
Valley National Bancorp	(13,060)	(126,682)
Westamerica Bancorp.	(2,100)	(97,755)
		(224,437)
Consumer Finance - (0.5)%
American Express Co.	(1,900)	(110,770)
Insurance - (1.4)%
Kemper Corp.	(3,400)	(104,040)
RLI Corp.	(3,100)	(196,416)
		(300,456)
Real Estate Investment Trusts - (1.4)%
Annaly Capital Management, Inc.	(10,200)	(176,562)
Plum Creek Timber Co., Inc.	(2,800)	(114,604)
		(291,166)
Real Estate Management & Development - (0.9)%
Forestar Group, Inc.	(12,800)	(184,192)
TOTAL FINANCIALS		(1,501,765)
HEALTH CARE - (6.6)%
Biotechnology - (1.0)%
Anacor Pharmaceuticals, Inc.	(16,400)	(100,860)
Dendreon Corp.	(6,800)	(30,532)
Verastem, Inc.	(10,000)	(86,200)
		(217,592)
Health Care Equipment & Supplies - (1.4)%
Becton, Dickinson & Co.	(1,400)	(106,372)
Masimo Corp.	(8,800)	(194,304)
		(300,676)
Health Care Providers & Services - (1.5)%
IPC The Hospitalist Co., Inc.	(4,700)	(207,693)
PSS World Medical, Inc.	(5,000)	(107,950)
		(315,643)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Technology - (1.4)%
Cerner Corp.	(1,200)	$ (87,768)
Computer Programs & Systems, Inc.	(3,900)	(197,145)
		(284,913)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(74,134)
Pharmaceuticals - (0.9)%
Bristol-Myers Squibb Co.	(2,700)	(89,127)
Hospira, Inc.	(3,100)	(104,098)
		(193,225)
TOTAL HEALTH CARE		(1,386,183)
INDUSTRIALS - (1.8)%
Air Freight & Logistics - (0.4)%
Expeditors International of Washington, Inc.	(2,200)	(80,542)
Machinery - (0.5)%
SPX Corp.	(1,600)	(102,240)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(4,300)	(185,287)
TOTAL INDUSTRIALS		(368,069)
INFORMATION TECHNOLOGY - (7.1)%
Communications Equipment - (0.8)%
JDS Uniphase Corp.	(15,100)	(168,969)
Electronic Equipment & Components - (2.6)%
Badger Meter, Inc.	(3,000)	(101,730)
Cognex Corp.	(2,900)	(104,661)
FARO Technologies, Inc.	(5,800)	(228,810)
IPG Photonics Corp.	(1,600)	(98,384)
		(533,585)
Internet Software & Services - (0.3)%
WebMD Health Corp.	(3,900)	(58,266)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - (2.9)%
Atmel Corp.	(26,100)	$ (154,773)
FormFactor, Inc.	(28,700)	(146,083)
Microchip Technology, Inc.	(2,900)	(100,775)
Power Integrations, Inc.	(2,900)	(100,456)
Tessera Technologies, Inc.	(7,100)	(108,417)
		(610,504)
Software - (0.5)%
Splunk, Inc.	(3,300)	(113,520)
TOTAL INFORMATION TECHNOLOGY		(1,484,844)
MATERIALS - (0.5)%
Chemicals - (0.5)%
Ecolab, Inc.	(1,600)	(102,448)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Crown Castle International Corp.	(1,800)	(114,228)
UTILITIES - (0.7)%
Electric Utilities - (0.7)%
Exelon Corp.	(4,000)	(145,880)
TOTAL SHORT STOCK POSITIONS - (33.8)% (Proceeds $7,174,021)		$ (7,101,841)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $22,640,294, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,352 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 538
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,382,465	$ 3,382,465	$ -	$ -
Consumer Staples	2,765,293	2,073,957	691,336	-
Energy	3,285,040	3,285,040	-	-
Financials	3,819,748	3,819,748	-	-
Health Care	3,729,957	3,729,957	-	-
Industrials	2,344,286	2,344,286	-	-
Information Technology	5,471,755	5,446,403	25,352	-
Materials	995,724	995,724	-	-
Telecommunication Services	905,431	905,431	-	-
Utilities	1,094,150	1,094,150	-	-
Money Market Funds	681,197	681,197	-	-
Short Positions	(7,101,841)	(7,101,841)	-	-
Total Investments in Securities:	$ 21,373,205	$ 20,656,517	$ 716,688	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $27,118,350. Net unrealized appreciation aggregated $1,356,696, of which $2,324,917 related to appreciated investment securities and $968,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

August 31, 2012

1.859201.104

FLC-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 132.4%
	Shares	Value
COMMON STOCKS - 130.6%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.1%
Delphi Automotive PLC	3,600	$ 109,044
TRW Automotive Holdings Corp. (a)	2,600	113,646
		222,690
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	6,200	213,652
Icahn Enterprises LP rights (a)	10,900	0
Ruth's Hospitality Group, Inc. (a)	15,900	97,308
Wyndham Worldwide Corp.	7,100	370,194
		681,154
Household Durables - 0.5%
Jarden Corp.	2,200	106,326
Internet & Catalog Retail - 0.8%
Expedia, Inc.	3,200	164,352
Media - 3.4%
Carmike Cinemas, Inc. (a)	6,400	73,600
CBS Corp. Class B	8,700	316,158
Sirius XM Radio, Inc. (a)	40,800	103,224
Valassis Communications, Inc. (a)	9,000	225,630
		718,612
Specialty Retail - 2.1%
Foot Locker, Inc.	3,100	107,167
Guess?, Inc.	3,200	83,392
TJX Companies, Inc.	4,500	206,055
West Marine, Inc. (a)	5,200	54,080
		450,694
Textiles, Apparel & Luxury Goods - 3.2%
Iconix Brand Group, Inc. (a)	6,200	115,940
PVH Corp.	4,700	441,330
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,100	110,517
		667,787
TOTAL CONSUMER DISCRETIONARY		3,011,615
CONSUMER STAPLES - 13.2%
Beverages - 5.0%
Anheuser-Busch InBev SA NV	7,100	597,340
Constellation Brands, Inc. Class A (sub. vtg.) (a)	13,900	457,866
		1,055,206
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	8,600	$ 391,730
Wal-Mart Stores, Inc.	2,700	196,020
		587,750
Food Products - 1.6%
Dean Foods Co. (a)	6,300	103,446
The J.M. Smucker Co.	1,300	110,461
Tyson Foods, Inc. Class A	7,100	111,186
		325,093
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	2,800	103,124
Personal Products - 1.8%
Elizabeth Arden, Inc. (a)	6,000	279,240
Prestige Brands Holdings, Inc. (a)	6,370	102,302
		381,542
Tobacco - 1.5%
Imperial Tobacco Group PLC	5,605	218,582
Japan Tobacco, Inc.	3,100	93,996
		312,578
TOTAL CONSUMER STAPLES		2,765,293
ENERGY - 15.6%
Energy Equipment & Services - 3.6%
Ensco PLC Class A	1,800	103,266
Helix Energy Solutions Group, Inc. (a)	13,400	236,108
National Oilwell Varco, Inc.	2,900	228,520
Oil States International, Inc. (a)	1,300	101,712
Transocean Ltd. (United States)	1,750	85,803
		755,409
Oil, Gas & Consumable Fuels - 12.0%
Chevron Corp.	5,300	594,448
Energy Partners Ltd. (a)	5,700	98,154
HollyFrontier Corp.	10,284	414,342
Marathon Petroleum Corp.	6,300	326,025
Phillips 66	5,100	214,200
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	10,800	$ 429,192
Valero Energy Corp.	14,500	453,270
		2,529,631
TOTAL ENERGY		3,285,040
FINANCIALS - 18.2%
Commercial Banks - 6.2%
CapitalSource, Inc.	57,800	400,554
Wells Fargo & Co.	26,200	891,586
		1,292,140
Consumer Finance - 3.2%
Capital One Financial Corp.	4,400	248,732
Discover Financial Services	10,900	422,157
		670,889
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	19,800	735,372
Insurance - 3.9%
Assured Guaranty Ltd.	15,000	198,000
Lincoln National Corp.	4,700	109,134
MetLife, Inc.	12,100	412,973
Montpelier Re Holdings Ltd.	4,700	101,332
		821,439
Real Estate Investment Trusts - 0.5%
Coresite Realty Corp.	3,900	106,041
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	2,300	193,867
TOTAL FINANCIALS		3,819,748
HEALTH CARE - 17.8%
Biotechnology - 6.7%
Amgen, Inc.	9,400	788,848
PDL BioPharma, Inc.	33,400	245,824
Spectrum Pharmaceuticals, Inc. (a)	17,500	209,300
Threshold Pharmaceuticals, Inc. (a)	6,400	56,384
United Therapeutics Corp. (a)	1,900	102,828
		1,403,184
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.0%
CareFusion Corp. (a)	7,900	$ 207,533
Health Care Providers & Services - 3.8%
Community Health Systems, Inc. (a)	22,100	597,584
Omnicare, Inc.	6,100	197,518
		795,102
Pharmaceuticals - 6.3%
Impax Laboratories, Inc. (a)	4,300	101,781
Jazz Pharmaceuticals PLC (a)	2,300	104,673
Mylan, Inc. (a)	8,800	207,416
Sanofi SA sponsored ADR	15,300	626,535
Warner Chilcott PLC	5,900	80,358
Watson Pharmaceuticals, Inc. (a)	2,500	203,375
		1,324,138
TOTAL HEALTH CARE		3,729,957
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.2%
Ducommun, Inc. (a)	3,600	52,848
Textron, Inc.	23,400	625,248
		678,096
Building Products - 1.1%
A.O. Smith Corp.	2,000	109,420
Owens Corning (a)	3,400	113,424
		222,844
Commercial Services & Supplies - 1.4%
Republic Services, Inc.	6,900	190,785
Unifirst Corp. Massachusetts	1,600	101,616
		292,401
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (a)	2,600	102,804
MasTec, Inc. (a)	5,700	103,968
Quanta Services, Inc. (a)	4,100	98,400
		305,172
Machinery - 2.6%
Ingersoll-Rand PLC	2,500	116,900
Manitowoc Co., Inc.	16,600	213,808
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	5,100	$ 112,557
Valmont Industries, Inc.	800	101,400
		544,665
Professional Services - 0.9%
Equifax, Inc.	2,200	100,716
Kforce, Inc. (a)	7,600	89,072
		189,788
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	8,800	111,320
TOTAL INDUSTRIALS		2,344,286
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. (a)	43,500	252,300
Computers & Peripherals - 6.5%
Apple, Inc.	700	465,668
Hewlett-Packard Co.	38,500	649,880
Lexmark International, Inc. Class A	11,000	238,810
		1,354,358
Electronic Equipment & Components - 1.4%
Benchmark Electronics, Inc. (a)	3,200	51,360
Flextronics International Ltd. (a)	36,800	247,664
		299,024
Internet Software & Services - 0.2%
Facebook, Inc.:
Class A	700	12,656
Class B (a)(d)	1,558	25,352
		38,008
IT Services - 7.8%
Acxiom Corp. (a)	12,900	220,074
Fidelity National Information Services, Inc.	5,900	185,850
Fiserv, Inc. (a)	1,400	99,834
HiSoft Technology International Ltd. ADR (a)	860	9,761
Teradata Corp. (a)	1,400	106,932
Total System Services, Inc.	8,100	187,758
Visa, Inc. Class A	4,900	628,425
WNS Holdings Ltd. sponsored ADR (a)	20,100	208,638
		1,647,272
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.2%
GT Advanced Technologies, Inc. (a)	20,300	$ 117,740
Micron Technology, Inc. (a)	16,000	99,360
NXP Semiconductors NV (a)	4,400	102,608
Samsung Electronics Co. Ltd.	369	401,289
Skyworks Solutions, Inc. (a)	1,800	54,828
Spansion, Inc. Class A	8,500	97,155
		872,980
Software - 4.8%
Microsoft Corp.	32,700	1,007,813
TOTAL INFORMATION TECHNOLOGY		5,471,755
MATERIALS - 4.7%
Chemicals - 2.4%
Ashland, Inc.	1,500	110,445
Eastman Chemical Co.	1,900	104,994
LyondellBasell Industries NV Class A	2,500	122,100
Sherwin-Williams Co.	400	57,232
Valspar Corp.	2,000	106,680
		501,451
Metals & Mining - 2.3%
Nucor Corp.	5,100	192,015
Reliance Steel & Aluminum Co.	4,000	205,720
Steel Dynamics, Inc.	7,900	96,538
		494,273
TOTAL MATERIALS		995,724
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc.	9,400	397,244
Nippon Telegraph & Telephone Corp. sponsored ADR	8,900	205,501
		602,745
Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc. (a)	10,600	103,138
Vodafone Group PLC sponsored ADR	6,900	199,548
		302,686
TOTAL TELECOMMUNICATION SERVICES		905,431
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued
UTILITIES - 5.2%
Electric Utilities - 3.1%
NextEra Energy, Inc.	1,400	$ 94,234
Pinnacle West Capital Corp.	4,000	205,480
PNM Resources, Inc.	16,600	341,462
		641,176
Independent Power Producers & Energy Traders - 1.2%
The AES Corp.	23,000	261,970
Multi-Utilities - 0.9%
PG&E Corp.	4,400	191,004
TOTAL UTILITIES		1,094,150
TOTAL COMMON STOCKS (Cost $25,859,196)		27,422,999
NONCONVERTIBLE PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Volkswagen AG	2,100	370,850
TOTAL LONG STOCK POSITIONS - 132.4% (Cost $26,229,986)		27,793,849
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.17% (b) (Cost $681,197)	681,197	681,197
TOTAL INVESTMENT PORTFOLIO - 135.6% (Cost $26,911,183)		28,475,046
TOTAL SHORT STOCK POSITIONS - (33.8)% (Proceeds $7,174,021)		(7,101,841)
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(369,011)
NET ASSETS - 100%		$ 21,004,194
SHORT STOCK POSITIONS - (33.8)%
	Shares	Value
COMMON STOCKS - (33.8)%
CONSUMER DISCRETIONARY - (5.2)%
Hotels, Restaurants & Leisure - (1.5)%
MGM Mirage, Inc.	(8,500)	$ (83,810)
Morgans Hotel Group Co.	(23,600)	(122,248)
Wynn Resorts Ltd.	(1,000)	(103,170)
		(309,228)
Internet & Catalog Retail - (0.7)%
Netflix, Inc.	(2,500)	(149,300)
Leisure Equipment & Products - (0.5)%
Callaway Golf Co.	(18,400)	(105,800)
Multiline Retail - (0.9)%
Family Dollar Stores, Inc.	(3,000)	(190,920)
Specialty Retail - (0.9)%
Tiffany & Co., Inc.	(3,200)	(198,240)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(52,200)	(147,726)
TOTAL CONSUMER DISCRETIONARY		(1,101,214)
CONSUMER STAPLES - (1.4)%
Food & Staples Retailing - (0.9)%
PriceSmart, Inc.	(2,700)	(197,478)
Personal Products - (0.5)%
Estee Lauder Companies, Inc. Class A	(1,700)	(101,915)
TOTAL CONSUMER STAPLES		(299,393)
ENERGY - (2.8)%
Oil, Gas & Consumable Fuels - (2.8)%
FX Energy, Inc.	(23,100)	(176,715)
Northern Oil & Gas, Inc.	(8,900)	(145,426)
Rex Energy Corp.	(10,800)	(133,812)
Ultra Petroleum Corp.	(6,900)	(141,864)
		(597,817)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - (7.2)%
Capital Markets - (1.9)%
LPL Financial	(7,200)	$ (206,424)
T. Rowe Price Group, Inc.	(3,000)	(184,320)
		(390,744)
Commercial Banks - (1.1)%
Valley National Bancorp	(13,060)	(126,682)
Westamerica Bancorp.	(2,100)	(97,755)
		(224,437)
Consumer Finance - (0.5)%
American Express Co.	(1,900)	(110,770)
Insurance - (1.4)%
Kemper Corp.	(3,400)	(104,040)
RLI Corp.	(3,100)	(196,416)
		(300,456)
Real Estate Investment Trusts - (1.4)%
Annaly Capital Management, Inc.	(10,200)	(176,562)
Plum Creek Timber Co., Inc.	(2,800)	(114,604)
		(291,166)
Real Estate Management & Development - (0.9)%
Forestar Group, Inc.	(12,800)	(184,192)
TOTAL FINANCIALS		(1,501,765)
HEALTH CARE - (6.6)%
Biotechnology - (1.0)%
Anacor Pharmaceuticals, Inc.	(16,400)	(100,860)
Dendreon Corp.	(6,800)	(30,532)
Verastem, Inc.	(10,000)	(86,200)
		(217,592)
Health Care Equipment & Supplies - (1.4)%
Becton, Dickinson & Co.	(1,400)	(106,372)
Masimo Corp.	(8,800)	(194,304)
		(300,676)
Health Care Providers & Services - (1.5)%
IPC The Hospitalist Co., Inc.	(4,700)	(207,693)
PSS World Medical, Inc.	(5,000)	(107,950)
		(315,643)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Technology - (1.4)%
Cerner Corp.	(1,200)	$ (87,768)
Computer Programs & Systems, Inc.	(3,900)	(197,145)
		(284,913)
Life Sciences Tools & Services - (0.4)%
Sequenom, Inc.	(20,200)	(74,134)
Pharmaceuticals - (0.9)%
Bristol-Myers Squibb Co.	(2,700)	(89,127)
Hospira, Inc.	(3,100)	(104,098)
		(193,225)
TOTAL HEALTH CARE		(1,386,183)
INDUSTRIALS - (1.8)%
Air Freight & Logistics - (0.4)%
Expeditors International of Washington, Inc.	(2,200)	(80,542)
Machinery - (0.5)%
SPX Corp.	(1,600)	(102,240)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(4,300)	(185,287)
TOTAL INDUSTRIALS		(368,069)
INFORMATION TECHNOLOGY - (7.1)%
Communications Equipment - (0.8)%
JDS Uniphase Corp.	(15,100)	(168,969)
Electronic Equipment & Components - (2.6)%
Badger Meter, Inc.	(3,000)	(101,730)
Cognex Corp.	(2,900)	(104,661)
FARO Technologies, Inc.	(5,800)	(228,810)
IPG Photonics Corp.	(1,600)	(98,384)
		(533,585)
Internet Software & Services - (0.3)%
WebMD Health Corp.	(3,900)	(58,266)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - (2.9)%
Atmel Corp.	(26,100)	$ (154,773)
FormFactor, Inc.	(28,700)	(146,083)
Microchip Technology, Inc.	(2,900)	(100,775)
Power Integrations, Inc.	(2,900)	(100,456)
Tessera Technologies, Inc.	(7,100)	(108,417)
		(610,504)
Software - (0.5)%
Splunk, Inc.	(3,300)	(113,520)
TOTAL INFORMATION TECHNOLOGY		(1,484,844)
MATERIALS - (0.5)%
Chemicals - (0.5)%
Ecolab, Inc.	(1,600)	(102,448)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Crown Castle International Corp.	(1,800)	(114,228)
UTILITIES - (0.7)%
Electric Utilities - (0.7)%
Exelon Corp.	(4,000)	(145,880)
TOTAL SHORT STOCK POSITIONS - (33.8)% (Proceeds $7,174,021)		$ (7,101,841)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $22,640,294, are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,352 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 538
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,382,465	$ 3,382,465	$ -	$ -
Consumer Staples	2,765,293	2,073,957	691,336	-
Energy	3,285,040	3,285,040	-	-
Financials	3,819,748	3,819,748	-	-
Health Care	3,729,957	3,729,957	-	-
Industrials	2,344,286	2,344,286	-	-
Information Technology	5,471,755	5,446,403	25,352	-
Materials	995,724	995,724	-	-
Telecommunication Services	905,431	905,431	-	-
Utilities	1,094,150	1,094,150	-	-
Money Market Funds	681,197	681,197	-	-
Short Positions	(7,101,841)	(7,101,841)	-	-
Total Investments in Securities:	$ 21,373,205	$ 20,656,517	$ 716,688	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $27,118,350. Net unrealized appreciation aggregated $1,356,696, of which $2,324,917 related to appreciated investment securities and $968,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

August 31, 2012

1.805820.108

GCF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.1%
Ford Motor Co.	3,245,000	$ 30,308
General Motors Co. (a)	22,800	487
Tesla Motors, Inc. (a)	669,858	19,104
		49,899
Diversified Consumer Services - 0.1%
K12, Inc. (a)(d)(e)	2,010,000	42,311
Hotels, Restaurants & Leisure - 3.3%
Arcos Dorados Holdings, Inc.	2,114,900	27,938
Buffalo Wild Wings, Inc. (a)	719,900	55,274
Chipotle Mexican Grill, Inc. (a)	471,000	135,949
Chuys Holdings, Inc. (e)	1,504,342	31,020
Dunkin' Brands Group, Inc.	2,903,340	84,574
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)(e)	2,775,000	63,992
Hyatt Hotels Corp. Class A (a)	1,948,440	73,904
Las Vegas Sands Corp.	975,000	41,330
McDonald's Corp.	3,075,000	275,182
Panera Bread Co. Class A (a)	875,000	135,538
Starbucks Corp.	6,298,400	312,464
Starwood Hotels & Resorts Worldwide, Inc.	1,445,000	79,663
Yum! Brands, Inc.	1,910,000	121,705
		1,438,533
Household Durables - 1.8%
Gafisa SA sponsored ADR (d)	1,570,000	6,453
Lennar Corp. Class A (d)(e)	12,900,077	418,349
SodaStream International Ltd. (a)(d)(e)	1,976,272	76,264
Tempur-Pedic International, Inc. (a)	820,000	25,617
Toll Brothers, Inc. (a)	8,249,050	269,909
		796,592
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	2,386,000	592,277
Groupon, Inc. Class A (a)(d)	42,790	178
Kayak Software Corp.	43,400	1,185
Netflix, Inc. (a)(d)	71,000	4,240
Priceline.com, Inc. (a)	180,000	108,823
		706,703
Media - 1.0%
Comcast Corp. Class A	5,857,500	196,402
Lions Gate Entertainment Corp. (a)(d)	4,089,992	60,450
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (a)(d)(e)	9,979,469	$ 119,654
Time Warner, Inc.	1,025,650	42,616
		419,122
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	1,125,000	54,191
JCPenney Co., Inc. (d)	10,760,000	280,621
Nordstrom, Inc.	800,000	46,264
Target Corp.	2,485,000	159,264
		540,340
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	1,660,000	59,743
AutoNation, Inc. (a)(d)	1,050,000	42,210
Bed Bath & Beyond, Inc. (a)	1,300,000	87,321
CarMax, Inc. (a)	1,275,000	39,002
Five Below, Inc.	188,900	6,071
Francescas Holdings Corp. (a)(d)(e)	3,718,379	131,370
Home Depot, Inc.	5,470,000	310,423
Limited Brands, Inc.	1,460,000	70,956
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,760,167	128,789
Tiffany & Co., Inc.	225,000	13,939
Urban Outfitters, Inc. (a)	240,000	9,010
		898,834
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	907,200	52,736
Fifth & Pacific Companies, Inc. (a)(e)	6,740,000	89,305
Fossil, Inc. (a)(e)	5,888,744	500,249
lululemon athletica, Inc. (a)(d)(e)	12,117,100	789,914
Michael Kors Holdings Ltd.	6,472,493	349,191
NIKE, Inc. Class B	1,719,000	167,362
Prada SpA	9,904,300	76,300
Under Armour, Inc. Class A (sub. vtg.) (a)	740,000	43,075
VF Corp.	320,000	48,858
		2,116,990
TOTAL CONSUMER DISCRETIONARY		7,009,324
CONSUMER STAPLES - 10.3%
Beverages - 2.3%
Beam, Inc.	1,460,000	85,206
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	655,000	$ 29,351
Monster Beverage Corp. (a)	2,885,000	170,013
PepsiCo, Inc.	2,501,640	181,194
The Coca-Cola Co.	14,320,000	535,568
		1,001,332
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,795,800	175,755
Drogasil SA	3,281,873	34,712
Fresh Market, Inc. (a)(d)(e)	2,448,468	141,326
Wal-Mart Stores, Inc.	7,140,300	518,386
Whole Foods Market, Inc.	1,580,000	152,865
		1,023,044
Food Products - 1.1%
DE Master Blenders 1753 NV (a)	685,000	8,068
General Mills, Inc.	1,115,600	43,877
Green Mountain Coffee Roasters, Inc. (a)(d)	4,446,337	108,090
Hillshire Brands Co.	137,000	3,572
Kellogg Co.	965,000	48,877
Kraft Foods, Inc. Class A	585,000	24,295
Mead Johnson Nutrition Co. Class A	1,821,800	133,593
Smithfield Foods, Inc. (a)	1,615,000	31,202
The Hershey Co.	815,000	58,533
Tyson Foods, Inc. Class A	1,600,000	25,056
		485,163
Household Products - 0.9%
Church & Dwight Co., Inc.	2,660,000	145,608
Colgate-Palmolive Co.	1,230,000	130,761
Kimberly-Clark Corp.	670,000	56,012
Procter & Gamble Co.	1,169,483	78,578
		410,959
Personal Products - 1.4%
Avon Products, Inc.	1,158,615	17,901
Herbalife Ltd. (e)	11,000,210	532,300
Nu Skin Enterprises, Inc. Class A	1,180,000	48,958
		599,159
Tobacco - 2.2%
Altria Group, Inc.	6,180,380	209,886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	860,000	$ 107,939
Philip Morris International, Inc.	7,320,380	653,710
		971,535
TOTAL CONSUMER STAPLES		4,491,192
ENERGY - 4.6%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	175,000	12,317
FMC Technologies, Inc. (a)	1,850,000	86,654
Halliburton Co.	3,150,000	103,194
Schlumberger Ltd.	4,774,600	345,586
		547,751
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	2,292,594	158,808
Apache Corp.	780,000	66,885
Chesapeake Energy Corp. (d)	1,905,000	36,862
Cobalt International Energy, Inc. (a)	70,900	1,610
Concho Resources, Inc. (a)	1,205,000	108,137
Continental Resources, Inc. (a)	1,455,000	107,757
Devon Energy Corp.	880,000	50,890
EOG Resources, Inc.	1,070,000	115,881
Hess Corp.	660,000	33,350
Noble Energy, Inc.	455,356	40,026
Occidental Petroleum Corp.	3,105,000	263,956
Peabody Energy Corp.	570,000	12,329
Pioneer Natural Resources Co.	1,385,000	134,844
Plains Exploration & Production Co. (a)	4,010,000	157,673
Range Resources Corp.	1,158,689	75,535
Southwestern Energy Co. (a)	97,461	3,034
Valero Energy Corp.	2,840,000	88,778
		1,456,355
TOTAL ENERGY		2,004,106
FINANCIALS - 4.7%
Capital Markets - 0.4%
Charles Schwab Corp.	5,404,975	72,913
Franklin Resources, Inc.	45,000	5,283
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
ICG Group, Inc. (a)(e)	3,775,000	$ 34,428
T. Rowe Price Group, Inc.	915,000	56,218
		168,842
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	4,415,000	72,494
HDFC Bank Ltd. sponsored ADR	2,770,000	93,017
ICICI Bank Ltd. sponsored ADR	1,205,000	39,199
Itau Unibanco Banco Multiplo SA sponsored ADR	1,525,000	24,110
PrivateBancorp, Inc. (e)	4,067,500	66,300
Signature Bank (a)	606,885	39,223
Wells Fargo & Co.	2,752,300	93,661
		428,004
Consumer Finance - 2.2%
American Express Co.	1,832,548	106,838
Discover Financial Services	22,025,444	853,045
		959,883
Diversified Financial Services - 1.0%
Bank of America Corp.	6,175,000	49,338
BM&F Bovespa SA	23,879,772	126,463
Citigroup, Inc.	1,497,380	44,487
JPMorgan Chase & Co.	6,180,000	229,525
		449,813
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	3,030,135	58,088
TOTAL FINANCIALS		2,064,630
HEALTH CARE - 15.8%
Biotechnology - 10.4%
Acadia Pharmaceuticals, Inc. (a)(d)	1,064,844	1,895
Alexion Pharmaceuticals, Inc. (a)	6,474,060	694,084
Alkermes PLC (a)(e)	13,008,514	238,706
Alnylam Pharmaceuticals, Inc. (a)(e)	3,827,350	70,002
Amgen, Inc.	2,658,300	223,085
Array Biopharma, Inc. (a)	2,403,770	13,317
AVEO Pharmaceuticals, Inc. (a)	680,600	6,527
Biogen Idec, Inc. (a)	1,825,000	267,527
Celgene Corp. (a)	1,146,744	82,611
Cepheid, Inc. (a)(e)	5,732,555	216,347
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Clovis Oncology, Inc. (d)(e)	1,372,700	$ 24,009
Exelixis, Inc. (a)(d)(e)	17,295,081	76,617
Gilead Sciences, Inc. (a)	3,975,000	229,318
Halozyme Therapeutics, Inc. (a)	1,890,000	10,962
ImmunoGen, Inc. (a)(d)(e)	8,344,020	120,070
Immunomedics, Inc. (a)(d)(e)	7,526,150	25,363
Incyte Corp. (a)(d)	695,000	13,907
InterMune, Inc. (a)(d)	2,248,117	16,569
Ironwood Pharmaceuticals, Inc. Class A (a)	3,735,000	46,800
Isis Pharmaceuticals, Inc. (a)(e)	10,016,251	136,321
Lexicon Pharmaceuticals, Inc. (a)(e)	48,176,503	107,915
Merrimack Pharmaceuticals, Inc. (d)	1,221,296	9,722
Merrimack Pharmaceuticals, Inc. (g)	1,428,572	10,234
Metabolix, Inc. (a)(d)(e)	2,565,799	4,285
Momenta Pharmaceuticals, Inc. (a)(d)	1,655,000	23,352
NPS Pharmaceuticals, Inc. (a)(e)	7,588,984	57,828
Regeneron Pharmaceuticals, Inc. (a)(e)	8,456,613	1,252,002
Rigel Pharmaceuticals, Inc. (a)(e)	6,622,416	61,721
Seattle Genetics, Inc. (a)(d)(e)	11,502,629	305,280
Synageva BioPharma Corp. (a)	475,000	23,731
Transition Therapeutics, Inc. (a)(e)	2,332,446	5,598
Vertex Pharmaceuticals, Inc. (a)	3,009,767	160,511
		4,536,216
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	715,000	24,274
Baxter International, Inc.	1,630,000	95,648
DexCom, Inc. (a)	380,000	5,054
Edwards Lifesciences Corp. (a)	810,000	82,709
Genmark Diagnostics, Inc. (a)	1,266,968	9,540
Insulet Corp. (a)(e)	3,856,400	80,869
Medtronic, Inc.	604,964	24,598
St. Jude Medical, Inc.	834,200	31,499
		354,191
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	485,000	19,182
Catamaran Corp. (a)	3,183,664	276,332
Express Scripts Holding Co. (a)	496,303	31,078
McKesson Corp.	1,780,000	155,056
UnitedHealth Group, Inc.	176,400	9,579
		491,227
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
athenahealth, Inc. (a)(d)	655,000	$ 57,882
Cerner Corp. (a)	20,000	1,463
		59,345
Pharmaceuticals - 3.4%
Abbott Laboratories	1,861,500	122,003
Allergan, Inc.	2,140,000	184,318
Bristol-Myers Squibb Co.	3,668,700	121,104
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)(e)	38,594,070	438,429
Endocyte, Inc. (a)(d)	511,041	4,901
Hospira, Inc. (a)	2,025,000	68,000
Johnson & Johnson	83,300	5,617
MAP Pharmaceuticals, Inc. (a)(d)(e)	3,453,443	46,414
Questcor Pharmaceuticals, Inc. (a)(d)	2,077,600	90,251
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	27,904
Valeant Pharmaceuticals International, Inc. (Canada) (a)	6,572,261	336,497
Watson Pharmaceuticals, Inc. (a)	280,000	22,778
		1,468,367
TOTAL HEALTH CARE		6,909,346
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	1,870,000	109,302
Lockheed Martin Corp.	1,040,100	94,795
The Boeing Co.	1,519,800	108,514
United Technologies Corp.	4,225,000	337,366
		649,977
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	3,724,000	274,868
Airlines - 0.7%
Delta Air Lines, Inc. (a)	1,790,000	15,484
JetBlue Airways Corp. (a)(d)(e)	18,434,923	90,331
Ryanair Holdings PLC sponsored ADR (a)	940,000	29,178
Southwest Airlines Co.	5,553,515	49,648
United Continental Holdings, Inc. (a)	7,115,000	131,272
		315,913
Construction & Engineering - 0.1%
Fluor Corp.	455,000	23,433
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Emerson Electric Co.	2,065,000	$ 104,737
Rockwell Automation, Inc.	1,160,000	83,590
		188,327
Industrial Conglomerates - 0.6%
3M Co.	1,280,000	118,528
Danaher Corp.	2,505,000	134,193
		252,721
Machinery - 1.3%
Caterpillar, Inc.	3,560,000	303,775
Cummins, Inc.	1,760,000	170,914
Deere & Co.	915,000	68,726
Rexnord Corp. (d)	587,500	8,842
Westport Innovations, Inc. (a)(d)	693,000	24,401
		576,658
Road & Rail - 1.0%
CSX Corp.	4,780,000	107,359
Norfolk Southern Corp.	665,000	48,186
Union Pacific Corp.	2,315,000	281,134
		436,679
TOTAL INDUSTRIALS		2,718,576
INFORMATION TECHNOLOGY - 38.1%
Communications Equipment - 2.6%
Aruba Networks, Inc. (a)(d)	1,123,031	22,068
F5 Networks, Inc. (a)	405,000	39,483
Infinera Corp. (a)(d)(e)	10,323,181	58,636
Juniper Networks, Inc. (a)	460,000	8,022
Motorola Solutions, Inc.	485,000	23,115
Palo Alto Networks, Inc.	216,800	13,958
QUALCOMM, Inc.	11,748,400	722,057
Riverbed Technology, Inc. (a)(e)	12,826,890	256,410
		1,143,749
Computers & Peripherals - 10.0%
Apple, Inc.	6,080,959	4,045,278
Fusion-io, Inc. (a)(d)(e)	9,140,853	256,127
Hewlett-Packard Co.	960,000	16,205
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,059,686	$ 36,580
Silicon Graphics International Corp. (a)(d)(e)	3,097,456	26,452
		4,380,642
Electronic Equipment & Components - 0.4%
Corning, Inc.	1,103,000	13,225
Trimble Navigation Ltd. (a)	495,000	24,280
Universal Display Corp. (a)(d)(e)	3,595,914	145,167
		182,672
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	1,600,000	60,016
Baidu.com, Inc. sponsored ADR (a)	2,270,000	252,969
Dropbox, Inc. (g)	1,105,082	10,000
eBay, Inc. (a)	5,167,200	245,287
Facebook, Inc.:
Class A (d)	2,288,700	41,380
Class B (a)(g)	1,758,114	28,608
Google, Inc. Class A (a)	2,197,448	1,505,450
LinkedIn Corp. (a)	110,000	11,803
Mail.ru Group Ltd. GDR (f)	1,577,600	51,698
MercadoLibre, Inc.	350,000	27,853
Rackspace Hosting, Inc. (a)	2,825,000	169,444
SINA Corp. (a)(d)	310,000	17,391
Yandex NV (a)	895,000	18,902
YouKu.com, Inc. ADR (a)(d)	1,670,000	28,039
		2,468,840
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	111,508
IBM Corp.	3,059,800	596,202
MasterCard, Inc. Class A	837,000	353,967
Teradata Corp. (a)	1,040,000	79,435
VeriFone Systems, Inc. (a)	1,015,000	35,261
Visa, Inc. Class A	2,694,100	345,518
		1,521,891
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp.	1,020,000	38,077
Applied Micro Circuits Corp. (a)(e)	6,116,938	31,258
ARM Holdings PLC sponsored ADR	1,400,000	38,136
ASML Holding NV	1,143,888	64,939
Atmel Corp. (a)	760,000	4,507
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	4,050,000	$ 143,897
Cree, Inc. (a)(d)(e)	11,615,294	327,551
Cypress Semiconductor Corp. (e)	15,893,240	184,521
Intel Corp.	8,210,000	203,854
KLA-Tencor Corp.	510,000	26,168
Marvell Technology Group Ltd.	1,918,310	19,528
MaxLinear, Inc. Class A (e)	2,354,608	13,445
Mellanox Technologies Ltd. (a)(e)	3,973,424	454,520
NVIDIA Corp. (a)(e)	49,105,384	688,949
Rambus, Inc. (a)(d)(e)	11,457,400	49,038
Samsung Electronics Co. Ltd.	50,000	54,375
Silicon Laboratories, Inc. (a)(e)	4,600,680	175,930
Skyworks Solutions, Inc. (a)	2,725,000	83,004
Texas Instruments, Inc.	3,941,000	114,447
Volterra Semiconductor Corp. (a)(e)	2,573,305	61,322
		2,777,466
Software - 9.5%
Activision Blizzard, Inc.	15,635,776	183,877
Adobe Systems, Inc. (a)	668,236	20,896
Citrix Systems, Inc. (a)	1,454,677	113,014
Electronic Arts, Inc. (a)	300,000	3,999
Fortinet, Inc. (a)	254,600	6,749
Guidewire Software, Inc. (d)	1,525,000	43,539
Intuit, Inc.	685,000	40,100
Jive Software, Inc. (d)	1,830,400	27,621
Microsoft Corp.	13,470,000	415,145
Nuance Communications, Inc. (a)	700,000	16,695
Oracle Corp.	6,855,000	216,961
QLIK Technologies, Inc. (a)(e)	8,181,676	173,042
Red Hat, Inc. (a)(e)	15,418,586	864,058
salesforce.com, Inc. (a)(e)	10,576,594	1,535,510
ServiceNow, Inc. (d)	103,700	3,225
SolarWinds, Inc. (a)	3,196,300	175,413
Solera Holdings, Inc.	1,775,051	73,008
Splunk, Inc.	456,300	15,697
TiVo, Inc. (a)(e)	8,074,576	73,398
VMware, Inc. Class A (a)	1,887,533	168,066
		4,170,013
TOTAL INFORMATION TECHNOLOGY		16,645,273
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.8%
Chemicals - 2.4%
CF Industries Holdings, Inc.	346,785	$ 71,788
Dow Chemical Co.	1,545,000	45,284
E.I. du Pont de Nemours & Co.	3,645,000	181,339
Monsanto Co.	7,499,978	653,323
The Mosaic Co.	1,375,000	79,626
		1,031,360
Metals & Mining - 0.4%
Alcoa, Inc.	1,650,000	14,124
Barrick Gold Corp.	54,000	2,082
Fortescue Metals Group Ltd. (d)	16,422,802	60,064
Freeport-McMoRan Copper & Gold, Inc.	2,600,000	93,886
Mongolian Mining Corp. (a)	25,802,500	11,943
Newmont Mining Corp.	230,000	11,656
Nucor Corp.	200,000	7,530
		201,285
TOTAL MATERIALS		1,232,645
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	4,120,000	176,913
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	40,000,000	194,000
TOTAL TELECOMMUNICATION SERVICES		370,913
TOTAL COMMON STOCKS (Cost $28,042,471)		43,446,005
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Ariosa Diagnostics (g)	827,814	5,000
bluebird bio (g)	9,767,944	4,870
		9,870
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(g)	2,070,648	14,495
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (g)	2,036,659	$ 10,002
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
		17,162
TOTAL HEALTH CARE		41,527
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	12,362
TOTAL PREFERRED STOCKS (Cost $53,762)		53,889
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b)	86,894,516	86,895
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,386,936,932	1,386,937
TOTAL MONEY MARKET FUNDS (Cost $1,473,832)		1,473,832
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $29,570,065)		44,973,726
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(1,326,750)
NET ASSETS - 100%		$ 43,646,976
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,698,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,520,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 10,002
Ariosa Diagnostics	11/30/11	$ 5,000
bluebird bio	7/23/12	$ 4,867
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Dropbox, Inc.	5/2/12	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 10,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 113
Fidelity Securities Lending Cash Central Fund	21,150
Total	$ 21,263
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 2,734	$ -	$ 2,923	$ -	$ -
Alkermes PLC	155,687	46,945	-	-	238,706
Alnylam Pharmaceuticals, Inc.	21,380	11,494	1,206	-	70,002
Amylin Pharmaceuticals, Inc.	155,977	25,669	493,652	-	-
Applied Micro Circuits Corp.	19,240	24,759	-	-	31,258
Array Biopharma, Inc.	8,733	-	5,222	-	-
BJ's Restaurants, Inc.	89,346	-	89,547	-	-
Cepheid, Inc.	210,518	30,080	36,972	-	216,347
Chuys Holdings, Inc.	-	24,366	-	-	31,020
Clovis Oncology, Inc.	8,207	15,100	-	-	24,009
Cree, Inc.	146,571	160,315	-	-	327,551
Cypress Semiconductor Corp.	327,875	-	19,375	5,170	184,521
Elan Corp. PLC sponsored ADR	461,138	-	52,227	-	438,429
Endocyte, Inc.	19,749	-	5,554	-	-
Exelixis, Inc.	59,143	21,178	-	-	76,617
Fifth & Pacific Companies, Inc.	-	77,953	-	-	89,305
Fossil, Inc.	504,221	88,549	47,737	-	500,249
Francescas Holdings Corp.	28,946	50,442	-	-	131,370
Fresh Market, Inc.	92,130	11,345	5,305	-	141,326
Fusion-io, Inc.	175,921	106,148	-	-	256,127
Herbalife Ltd.	561,307	58,610	5,326	9,837	532,300
Home Inns & Hotels Management, Inc. sponsored ADR	113,369	-	18,811	-	63,992
Human Genome Sciences, Inc.	146,243	17,171	296,494	-	-
ICG Group, Inc.	32,503	-	-	-	34,428
ImmunoGen, Inc.	91,441	12,656	-	-	120,070
Immunomedics, Inc.	25,288	-	-	-	25,363
Infinera Corp.	69,850	1,553	-	-	58,636
Insulet Corp.	71,652	-	-	-	80,869
InterMune, Inc.	89,495	-	36,269	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Isis Pharmaceuticals, Inc.	$ 73,887	$ 500	$ -	$ -	$ 136,321
JetBlue Airways Corp.	118,182	-	49,719	-	90,331
K12, Inc.	23,971	24,594	-	-	42,311
Lennar Corp. Class A	199,954	47,443	-	1,493	418,349
Lexicon Pharmaceuticals, Inc.	39,495	16,295	-	-	107,915
Lions Gate Entertainment Corp.	51,733	54,688	96,526	-	-
lululemon athletica, Inc.	602,220	-	-	-	789,914
Lumber Liquidators Holdings, Inc.	46,757	-	-	-	128,789
MAP Pharmaceuticals, Inc.	37,692	9,801	-	-	46,414
MaxLinear, Inc. Class A	11,349	-	-	-	-
Mellanox Technologies Ltd.	136,158	5,377	-	-	454,520
Metabolix, Inc.	15,022	-	1,332	-	4,285
Micromet, Inc.	56,424	-	100,315	-	-
NPS Pharmaceuticals, Inc.	41,857	1,606	-	-	57,828
NVIDIA Corp.	647,403	206,334	103,906	-	688,949
Pandora Media, Inc.	26,213	109,344	35,184	-	119,654
Pharmasset, Inc.	974,116	-	967,313	-	-
PrivateBancorp, Inc.	39,048	-	-	122	66,300
QLIK Technologies, Inc.	193,237	35,201	-	-	173,042
Rambus, Inc.	91,430	-	-	-	49,038
Red Hat, Inc.	718,327	48,408	-	-	864,058
Regeneron Pharmaceuticals, Inc.	527,289	12,979	62,080	-	1,252,002
Rigel Pharmaceuticals, Inc.	49,910	753	-	-	61,721
Riverbed Technology, Inc.	367,848	59,959	84,633	-	256,410
salesforce.com, Inc.	1,096,640	161,815	-	-	1,535,510
Seattle Genetics, Inc.	189,210	2,653	-	-	305,280
Silicon Graphics International Corp.	46,214	-	-	-	26,452
Silicon Image, Inc.	32,167	-	34,392	-	-
Silicon Laboratories, Inc.	198,841	-	-	-	175,930
SodaStream International Ltd.	58,487	681	-	-	76,264
SuccessFactors, Inc.	204,934	-	317,976	-	-
TiVo, Inc.	114,851	-	36,268	-	73,398
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Transition Therapeutics, Inc.	$ 3,545	$ -	$ -	$ -	$ 5,598
Universal Display Corp.	57,334	83,702	-	-	145,167
Vera Bradley, Inc.	93,095	-	86,582	-	-
Volterra Semiconductor Corp.	63,046	-	-	-	61,322
Total	$ 10,936,550	$ 1,666,466	$ 3,092,846	$ 16,622	$ 11,885,567
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,021,686	$ 7,021,686	$ -	$ -
Consumer Staples	4,491,192	4,491,192	-	-
Energy	2,004,106	2,004,106	-	-
Financials	2,064,630	2,064,630	-	-
Health Care	6,950,873	6,898,961	10,234	41,678
Industrials	2,718,576	2,718,576	-	-
Information Technology	16,645,273	16,606,665	28,608	10,000
Materials	1,232,645	1,232,645	-	-
Telecommunication Services	370,913	370,913	-	-
Money Market Funds	1,473,832	1,473,832	-	-
Total Investments in Securities:	$ 44,973,726	$ 44,883,206	$ 38,842	$ 51,678
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $29,686,581,000. Net unrealized appreciation aggregated $15,287,145,000, of which $17,509,081,000 related to appreciated investment securities and $2,221,936,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

August 31, 2012

1.805759.108

FEG-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Automobiles - 1.0%
Harley-Davidson, Inc.	317,900	$ 13,339
Tesla Motors, Inc. (a)	150,000	4,278
		17,617
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.	400,000	13,784
Chipotle Mexican Grill, Inc. (a)	10,000	2,886
International Game Technology	800,000	9,832
Jack in the Box, Inc. (a)	275,000	7,175
Texas Roadhouse, Inc. Class A	450,000	7,727
Wyndham Worldwide Corp.	257,100	13,405
		54,809
Household Durables - 1.3%
Jarden Corp.	225,000	10,874
Tupperware Brands Corp.	210,000	11,231
		22,105
Internet & Catalog Retail - 0.6%
Expedia, Inc.	200,000	10,272
Media - 2.7%
Discovery Communications, Inc. (a)	150,000	8,226
McGraw-Hill Companies, Inc.	445,000	22,774
Virgin Media, Inc. (d)	550,000	15,164
		46,164
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	325,000	15,655
Specialty Retail - 8.6%
Aarons, Inc. Class A	300,000	8,961
Advance Auto Parts, Inc.	200,000	14,224
Ascena Retail Group, Inc. (a)	450,000	8,910
AutoZone, Inc. (a)	25,000	9,041
Bed Bath & Beyond, Inc. (a)	50,000	3,359
CarMax, Inc. (a)	275,000	8,412
Foot Locker, Inc.	350,000	12,100
Gap, Inc.	398,700	14,281
Guess?, Inc.	250,000	6,515
Limited Brands, Inc.	350,000	17,010
O'Reilly Automotive, Inc. (a)	190,000	16,141
Ross Stores, Inc.	100,000	6,919
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	250,000	$ 6,875
Urban Outfitters, Inc. (a)	300,000	11,262
		144,010
Textiles, Apparel & Luxury Goods - 4.7%
Deckers Outdoor Corp. (a)(d)	175,000	8,666
PVH Corp.	165,300	15,522
Ralph Lauren Corp.	110,000	17,452
Under Armour, Inc. Class A (sub. vtg.) (a)	150,000	8,732
VF Corp.	125,400	19,146
Wolverine World Wide, Inc.	200,000	9,406
		78,924
TOTAL CONSUMER DISCRETIONARY		389,556
CONSUMER STAPLES - 7.4%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	225,000	14,423
Constellation Brands, Inc. Class A (sub. vtg.) (a)	350,000	11,529
Embotelladora Andina SA ADR	219,500	5,918
		31,870
Food Products - 2.9%
DE Master Blenders 1753 NV (a)	650,000	7,656
Green Mountain Coffee Roasters, Inc. (a)	202,288	4,918
Mead Johnson Nutrition Co. Class A	275,000	20,166
The Hershey Co.	230,000	16,519
		49,259
Personal Products - 1.3%
Avon Products, Inc.	625,000	9,656
Herbalife Ltd.	240,200	11,623
		21,279
Tobacco - 1.3%
Lorillard, Inc.	179,000	22,466
TOTAL CONSUMER STAPLES		124,874
ENERGY - 6.1%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	354,100	19,373
Dresser-Rand Group, Inc. (a)	262,400	13,283
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	400,000	$ 18,736
Helmerich & Payne, Inc.	200,000	9,128
Rowan Companies PLC (a)	250,000	8,795
		69,315
Oil, Gas & Consumable Fuels - 2.0%
Cabot Oil & Gas Corp.	385,000	15,943
Pioneer Natural Resources Co.	185,000	18,012
		33,955
TOTAL ENERGY		103,270
FINANCIALS - 6.4%
Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	92,300	10,856
FXCM, Inc. Class A	267,300	2,342
TD Ameritrade Holding Corp.	400,000	6,844
		20,042
Diversified Financial Services - 1.3%
MSCI, Inc. Class A (a)	375,000	13,155
The NASDAQ Stock Market, Inc.	375,000	8,576
		21,731
Insurance - 0.5%
Aon PLC	163,000	8,469
Real Estate Investment Trusts - 2.2%
CBL & Associates Properties, Inc.	400,000	8,548
Digital Realty Trust, Inc.	200,000	14,902
Rayonier, Inc.	275,000	13,472
		36,922
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	130,000	10,958
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	400,000	10,292
TOTAL FINANCIALS		108,414
HEALTH CARE - 15.1%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	101,700	10,903
ARIAD Pharmaceuticals, Inc. (a)	231,100	4,751
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	200,000	$ 7,468
InterMune, Inc. (a)	159,600	1,176
Onyx Pharmaceuticals, Inc. (a)	75,000	5,394
Theravance, Inc. (a)	76,791	2,048
Threshold Pharmaceuticals, Inc. (a)(d)	232,000	2,044
United Therapeutics Corp. (a)	90,000	4,871
Vertex Pharmaceuticals, Inc. (a)	275,000	14,666
		53,321
Health Care Equipment & Supplies - 2.6%
C.R. Bard, Inc.	170,000	16,679
Edwards Lifesciences Corp. (a)	45,000	4,595
The Cooper Companies, Inc.	120,000	10,062
Varian Medical Systems, Inc. (a)	225,000	13,228
		44,564
Health Care Providers & Services - 6.4%
Aetna, Inc.	175,000	6,722
AmerisourceBergen Corp.	513,100	19,765
Catamaran Corp. (a)	115,000	9,982
DaVita, Inc. (a)	115,000	11,186
HCA Holdings, Inc.	350,000	9,993
Henry Schein, Inc. (a)	110,000	8,449
Laboratory Corp. of America Holdings (a)	230,000	20,229
MEDNAX, Inc. (a)	125,000	8,660
Universal Health Services, Inc. Class B	165,035	6,593
Wellcare Health Plans, Inc. (a)	110,500	6,264
		107,843
Health Care Technology - 0.3%
Cerner Corp. (a)	60,000	4,388
Life Sciences Tools & Services - 0.7%
Waters Corp. (a)	155,000	12,429
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	200,000	2,272
Salix Pharmaceuticals Ltd. (a)	100,000	4,396
Shire PLC sponsored ADR	50,000	4,527
ViroPharma, Inc. (a)	87,920	2,339
Watson Pharmaceuticals, Inc. (a)	225,000	18,304
		31,838
TOTAL HEALTH CARE		254,383
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.7%
Esterline Technologies Corp. (a)	92,300	$ 5,520
Textron, Inc.	275,000	7,348
TransDigm Group, Inc. (a)	113,400	15,720
		28,588
Building Products - 0.4%
Owens Corning (a)	225,000	7,506
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	150,000	13,728
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	250,000	6,000
Electrical Equipment - 2.8%
AMETEK, Inc.	500,000	17,155
Hubbell, Inc. Class B	142,000	11,476
Roper Industries, Inc.	175,000	17,988
		46,619
Machinery - 2.6%
Donaldson Co., Inc.	200,000	7,058
Ingersoll-Rand PLC	360,000	16,834
Parker Hannifin Corp.	135,000	10,797
Valmont Industries, Inc.	70,000	8,873
		43,562
Professional Services - 1.7%
Equifax, Inc.	275,000	12,590
IHS, Inc. Class A (a)	140,000	15,966
		28,556
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	235,000	12,323
Trading Companies & Distributors - 1.6%
Brenntag AG	70,000	8,342
W.W. Grainger, Inc.	90,000	18,536
		26,878
TOTAL INDUSTRIALS		213,760
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.7%
Acme Packet, Inc. (a)(d)	325,000	$ 6,204
Polycom, Inc. (a)	600,000	6,252
		12,456
Computers & Peripherals - 1.6%
NCR Corp. (a)	650,000	14,554
NetApp, Inc. (a)	350,000	12,082
		26,636
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	317,000	19,296
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	300,000	11,253
VeriSign, Inc. (a)	200,000	9,536
		20,789
IT Services - 4.3%
Amdocs Ltd.	375,000	12,090
ExlService Holdings, Inc. (a)	63,637	1,640
Fiserv, Inc. (a)	250,000	17,828
Global Payments, Inc.	275,000	11,454
The Western Union Co.	1,100,000	19,371
Total System Services, Inc.	450,000	10,431
		72,814
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	475,000	17,732
ASML Holding NV	100,000	5,677
Cree, Inc. (a)	300,000	8,460
KLA-Tencor Corp.	116,444	5,975
		37,844
Software - 6.6%
Adobe Systems, Inc. (a)	200,000	6,254
Autodesk, Inc. (a)	450,000	13,973
BMC Software, Inc. (a)	331,361	13,718
Check Point Software Technologies Ltd. (a)	175,000	8,066
Citrix Systems, Inc. (a)	250,000	19,423
Comverse Technology, Inc. (a)	665,765	3,995
Intuit, Inc.	375,000	21,953
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	586,822	$ 13,996
Synopsys, Inc. (a)	300,000	9,909
		111,287
TOTAL INFORMATION TECHNOLOGY		301,122
MATERIALS - 6.4%
Chemicals - 5.4%
Airgas, Inc.	110,000	9,138
Albemarle Corp.	175,000	9,578
Eastman Chemical Co.	250,000	13,815
FMC Corp.	243,300	13,216
Sherwin-Williams Co.	130,000	18,600
Sigma Aldrich Corp.	206,200	14,646
W.R. Grace & Co. (a)	200,000	11,552
		90,545
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	100,000	6,677
Silgan Holdings, Inc.	250,000	10,483
		17,160
TOTAL MATERIALS		107,705
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	300,000	17,934
TOTAL COMMON STOCKS (Cost $1,549,498)		1,621,018
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	65,353,131	$ 65,353
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,792,586	22,793
TOTAL MONEY MARKET FUNDS (Cost $88,146)		88,146
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,637,644)		1,709,164
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(24,416)
NET ASSETS - 100%		$ 1,684,748
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	394
Total	$ 454
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Heckmann Corp.	$ 35,998	$ 21,862	$ 37,859	$ -	$ -
Magma Design Automation, Inc.	25,662	-	31,859	-	-
Origin Agritech Ltd.	6,489	-	6,442	-	-
Ultrapetrol (Bahamas) Ltd.	8,005	-	5,613	-	-
Total	$ 76,154	$ 21,862	$ 81,773	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,642,581,000. Net unrealized appreciation aggregated $66,583,000, of which $125,834,000 related to appreciated investment securities and $59,251,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund

August 31, 2012

1.805750.108

NMF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	179,500	$ 5,119
Distributors - 0.3%
Pool Corp.	172,300	6,787
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc.	279,800	3,696
Bravo Brio Restaurant Group, Inc. (a)	276,800	4,476
Jubilant Foodworks Ltd. (a)	232,999	4,889
Texas Roadhouse, Inc. Class A	250,000	4,293
		17,354
Household Durables - 1.1%
D.R. Horton, Inc.	488,100	9,269
Toll Brothers, Inc. (a)	216,500	7,084
Tupperware Brands Corp.	107,200	5,733
		22,086
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	477,800	4,619
Leisure Equipment & Products - 0.9%
Amer Group PLC (A Shares)	250,000	3,042
Brunswick Corp.	270,542	6,409
New Academy Holding Co. LLC unit (g)(h)	66,000	7,773
		17,224
Media - 4.0%
Comcast Corp. Class A	998,000	33,463
Legend Pictures LLC (a)(g)(h)	697	745
The Walt Disney Co.	437,500	21,643
Time Warner, Inc.	348,700	14,488
Viacom, Inc. Class B (non-vtg.)	206,400	10,322
		80,661
Multiline Retail - 0.9%
Dollar General Corp. (a)	110,000	5,618
Target Corp.	203,700	13,055
		18,673
Specialty Retail - 1.9%
Lithia Motors, Inc. Class A (sub. vtg.)	213,800	6,245
Lowe's Companies, Inc.	494,200	14,075
MarineMax, Inc. (a)	548,082	3,952
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PT ACE Hardware Indonesia Tbk	5,205,000	$ 3,112
Sally Beauty Holdings, Inc. (a)	418,500	11,509
		38,893
TOTAL CONSUMER DISCRETIONARY		211,416
CONSUMER STAPLES - 10.3%
Beverages - 2.0%
Beam, Inc.	360,300	21,027
Brown-Forman Corp. Class B (non-vtg.)	117,000	7,500
Constellation Brands, Inc. Class A (sub. vtg.) (a)	230,800	7,603
Monster Beverage Corp. (a)	74,300	4,378
		40,508
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	327,100	14,899
Wal-Mart Stores, Inc.	411,800	29,897
Whole Foods Market, Inc.	101,600	9,830
		54,626
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	474,592	11,537
Kraft Foods, Inc. Class A	389,300	16,168
The Hershey Co.	75,000	5,387
		33,092
Household Products - 1.6%
Church & Dwight Co., Inc.	140,000	7,664
Colgate-Palmolive Co.	192,000	20,412
LG Household & Health Care Ltd.	8,117	4,453
		32,529
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	139,500	5,788
Prestige Brands Holdings, Inc. (a)	300,000	4,818
		10,606
Tobacco - 1.8%
Altria Group, Inc.	566,000	19,221
British American Tobacco PLC sponsored ADR	148,700	15,575
		34,796
TOTAL CONSUMER STAPLES		206,157
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.7%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc. (d)	116,000	$ 7,774
Helmerich & Payne, Inc.	115,000	5,249
		13,023
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	185,800	12,870
Cabot Oil & Gas Corp.	202,400	8,381
Chevron Corp.	186,200	20,884
Concho Resources, Inc. (a)	47,800	4,290
EOG Resources, Inc.	65,700	7,115
EV Energy Partners LP	170,100	10,677
Exxon Mobil Corp.	1,075,977	93,932
HollyFrontier Corp.	150,000	6,044
Noble Energy, Inc.	54,800	4,817
Plains Exploration & Production Co. (a)	168,700	6,633
Southwestern Energy Co. (a)	188,200	5,859
		181,502
TOTAL ENERGY		194,525
FINANCIALS - 13.0%
Capital Markets - 0.4%
ICAP PLC	898,000	4,530
Manning & Napier, Inc.	285,217	3,391
		7,921
Commercial Banks - 6.0%
Alliance Financial Corp. (e)	266,726	9,781
Bank of the Ozarks, Inc.	166,700	5,351
First Niagara Financial Group, Inc.	1,155,900	9,120
First Republic Bank	163,900	5,358
FirstMerit Corp.	432,300	6,783
U.S. Bancorp	555,000	18,543
Webster Financial Corp.	248,800	5,294
Wells Fargo & Co.	1,615,500	54,975
West Coast Bancorp (a)	275,000	5,478
		120,683
Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	539,000	20,018
KKR Financial Holdings LLC	1,819,000	16,426
		36,444
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.1%
American International Group, Inc. (a)	254,500	$ 8,737
Arch Capital Group Ltd. (a)	248,700	9,926
Fairfax Financial Holdings Ltd. (sub. vtg.)	15,300	5,761
Fidelity National Financial, Inc. Class A	315,000	5,935
The Chubb Corp.	162,300	11,992
		42,351
Real Estate Investment Trusts - 1.7%
American Capital Agency Corp.	223,600	7,790
MFA Financial, Inc.	654,700	5,362
Public Storage	50,000	7,278
Two Harbors Investment Corp.	1,186,800	13,755
		34,185
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)(d)	1,423,000	1,679
Ocwen Financial Corp. (a)	424,900	10,933
Radian Group, Inc. (d)	1,769,923	5,947
		18,559
TOTAL FINANCIALS		260,143
HEALTH CARE - 19.2%
Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc. (a)	90,100	9,660
Alkermes PLC (a)	74,500	1,367
Amgen, Inc.	176,480	14,810
ARIAD Pharmaceuticals, Inc. (a)	329,700	6,779
AVEO Pharmaceuticals, Inc. (a)	143,800	1,379
BioMarin Pharmaceutical, Inc. (a)	274,000	10,231
Clovis Oncology, Inc. (d)	206,300	3,608
Dynavax Technologies Corp. (a)	1,099,242	4,298
Infinity Pharmaceuticals, Inc. (a)	325,000	5,902
Isis Pharmaceuticals, Inc. (a)	234,400	3,190
Merrimack Pharmaceuticals, Inc. (d)	57,300	456
Neurocrine Biosciences, Inc. (a)	833,570	6,152
Novavax, Inc. (a)	2,324,700	4,742
Synageva BioPharma Corp. (a)	199,200	9,952
Theravance, Inc. (a)	333,100	8,884
ZIOPHARM Oncology, Inc. (a)(d)	583,400	2,899
		94,309
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.0%
Covidien PLC	211,200	$ 11,838
HeartWare International, Inc. CDI (a)	9,041,641	23,167
Mako Surgical Corp. (a)(d)	219,326	3,614
Volcano Corp. (a)	100,000	2,828
		41,447
Health Care Providers & Services - 4.4%
Air Methods Corp. (a)	68,100	7,936
Brookdale Senior Living, Inc. (a)	348,900	7,582
Capital Senior Living Corp. (a)	583,800	7,023
Corvel Corp. (a)	100,000	4,380
Emeritus Corp. (a)	200,915	4,022
Health Net, Inc. (a)	212,000	4,929
Henry Schein, Inc. (a)	77,600	5,960
HMS Holdings Corp. (a)	187,000	6,444
MWI Veterinary Supply, Inc. (a)	28,278	2,851
Qualicorp SA (a)	441,000	4,334
Quest Diagnostics, Inc.	94,300	5,702
UnitedHealth Group, Inc.	344,700	18,717
WellPoint, Inc.	131,800	7,891
		87,771
Health Care Technology - 0.3%
HealthStream, Inc. (a)	200,000	5,684
Life Sciences Tools & Services - 0.7%
Eurofins Scientific SA	42,000	5,468
Illumina, Inc. (a)(d)	219,200	9,224
		14,692
Pharmaceuticals - 7.1%
Eli Lilly & Co.	424,700	19,073
GlaxoSmithKline PLC	608,000	13,781
Impax Laboratories, Inc. (a)	277,800	6,576
Merck & Co., Inc.	712,700	30,682
Optimer Pharmaceuticals, Inc. (a)	325,900	4,898
Perrigo Co.	69,500	7,643
Pfizer, Inc.	1,618,600	38,620
Shire PLC sponsored ADR	110,700	10,023
ViroPharma, Inc. (a)	429,000	11,411
		142,707
TOTAL HEALTH CARE		386,610
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.6%
Precision Castparts Corp.	53,300	$ 8,586
Raytheon Co.	249,600	14,107
Textron, Inc.	440,400	11,767
TransDigm Group, Inc. (a)	124,200	17,217
		51,677
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	86,700	4,908
Hub Group, Inc. Class A (a)	129,016	3,883
United Parcel Service, Inc. Class B	212,100	15,655
		24,446
Building Products - 0.8%
Lennox International, Inc.	86,300	4,100
Owens Corning (a)	215,400	7,186
Universal Forest Products, Inc.	117,700	4,523
		15,809
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	160,200	8,713
Interface, Inc.	381,300	5,235
The Geo Group, Inc.	191,100	5,028
		18,976
Machinery - 0.5%
Fanuc Corp.	59,600	9,793
Professional Services - 2.2%
Acacia Research Corp. (h)	319,000	8,402
Acacia Research Corp. - Acacia Technologies (a)	266,208	7,012
Advisory Board Co. (a)	115,500	5,120
Bureau Veritas SA	60,000	5,536
IHS, Inc. Class A (a)	62,000	7,070
Kforce, Inc. (a)	314,200	3,682
Michael Page International PLC	860,311	4,951
Robert Half International, Inc.	140,600	3,698
		45,471
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	60,000	3,146
Kansas City Southern	107,900	8,344
		11,490
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	200,300	$ 3,413
TOTAL INDUSTRIALS		181,075
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc. (a)	974,600	5,653
Palo Alto Networks, Inc.	59,800	3,850
		9,503
Computers & Peripherals - 2.2%
Apple, Inc.	65,200	43,374
Electronic Equipment & Components - 0.4%
Measurement Specialties, Inc. (a)	259,400	8,425
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	204,900	7,686
Blinkx PLC (a)(d)	5,765,200	4,211
Cornerstone OnDemand, Inc. (a)	426,500	11,434
Demandware, Inc. (d)	146,800	3,817
Google, Inc. Class A (a)	64,300	44,051
Open Text Corp. (a)(d)	70,600	3,795
SciQuest, Inc. (a)	272,700	4,595
Stamps.com, Inc. (a)	230,000	5,092
VeriSign, Inc. (a)	243,000	11,586
		96,267
IT Services - 4.8%
Cardtronics, Inc. (a)	126,800	3,582
Cognizant Technology Solutions Corp. Class A (a)	172,600	11,095
Fidelity National Information Services, Inc.	192,000	6,048
IBM Corp.	256,600	49,999
MasterCard, Inc. Class A	29,300	12,391
Paychex, Inc.	200,000	6,652
Teradata Corp. (a)	100,000	7,638
		97,405
Semiconductors & Semiconductor Equipment - 0.5%
Samsung Electronics Co. Ltd.	9,720	10,571
Software - 4.8%
Aspen Technology, Inc. (a)	260,300	6,346
Callidus Software, Inc. (a)(d)	701,300	3,135
Check Point Software Technologies Ltd. (a)	86,200	3,973
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	104,400	$ 8,111
Concur Technologies, Inc. (a)	143,600	10,397
Imperva, Inc.	167,700	5,080
Kenexa Corp. (a)	195,434	8,959
MICROS Systems, Inc. (a)	76,500	3,875
NICE Systems Ltd. sponsored ADR (a)	126,900	3,969
Nuance Communications, Inc. (a)	316,800	7,556
Red Hat, Inc. (a)	153,000	8,574
ServiceNow, Inc. (d)	268,200	8,341
TIBCO Software, Inc. (a)	276,600	8,276
Trion World Network, Inc. warrants 8/10/17 (a)(h)	28,652	0*
VMware, Inc. Class A (a)	102,300	9,109
		95,701
TOTAL INFORMATION TECHNOLOGY		361,246
MATERIALS - 0.3%
Metals & Mining - 0.3%
Harry Winston Diamond Corp. (a)	225,000	2,830
Turquoise Hill Resources Ltd. (a)	468,374	3,763
		6,593
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,100,000	40,304
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	382,200	11,053
TOTAL TELECOMMUNICATION SERVICES		51,357
UTILITIES - 4.6%
Electric Utilities - 3.6%
Duke Energy Corp.	238,333	15,439
Edison International	178,400	7,812
FirstEnergy Corp.	232,900	10,178
NextEra Energy, Inc.	243,300	16,377
PPL Corp.	254,200	7,456
Southern Co.	348,900	15,816
		73,078
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.0%
Alliant Energy Corp.	124,200	$ 5,475
TECO Energy, Inc.	554,500	9,626
YTL Corp. Bhd	6,726,016	3,899
		19,000
TOTAL UTILITIES		92,078
TOTAL COMMON STOCKS (Cost $1,607,280)		1,951,200
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	128,191	655
8.00%	9,156	47
8.00%	9,157	47
		749
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	910,747	3,898
Series C-1, 8.00% (a)(h)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,072)		4,954
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h)	$ 1,193	1,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	$ 20	$ 20
9% 11/18/13	20	20
9% 12/2/13	281	281
		321
TOTAL CORPORATE BONDS (Cost $1,558)		1,558
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	45,337,429	45,337
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	47,904,709	47,905
TOTAL MONEY MARKET FUNDS (Cost $93,242)		93,242
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,710,152)		2,050,954
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(43,162)
NET ASSETS - 100%		$ 2,007,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,362,000 or 1.1% of net assets.

* Amount represents less than $1,000
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 11,723
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 1,237
Legend Pictures LLC	9/23/10	$ 523
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 76
Fidelity Securities Lending Cash Central Fund	257
Total	$ 333
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Financial Corp.	$ 7,721	$ 214	$ -	$ 242	$ 9,781
Total	$ 7,721	$ 214	$ -	$ 242	$ 9,781
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 212,165	$ 198,279	$ 4,619	$ 9,267
Consumer Staples	206,157	206,157	-	-
Energy	194,525	194,525	-	-
Financials	260,143	260,143	-	-
Health Care	386,610	372,829	13,781	-
Industrials	181,075	171,282	9,793	-
Information Technology	365,451	361,246	-	4,205
Materials	6,593	6,593	-	-
Telecommunication Services	51,357	51,357	-	-
Utilities	92,078	88,179	3,899	-
Corporate Bonds	1,558	-	-	1,558
Money Market Funds	93,242	93,242	-	-
Total Investments in Securities:	$ 2,050,954	$ 2,003,832	$ 32,092	$ 15,030
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,716,316,000. Net unrealized appreciation aggregated $334,638,000, of which $391,963,000 related to appreciated investment securities and $57,325,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012